Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,796,649	$ 1,762,171
Accounts receivable, net	162,450	191,296
Investment tax credits receivable	150,769	259,720
Other tax credits	60,358	40,724
Prepaid expenses	5,101	25,198
Total Current Assets	2,175,327	2,279,109
Investments	302,872	300,557
Long term deposits	9,722	9,722
Intangible assets	27,640	35,031
Property and equipment, net	28,659	33,871
Total Assets	2,544,220	2,658,290
Current liabilities
Accounts payable	17,483	23,790
Accrued liabilities	61,806	53,386
Deferred revenue	217,425	171,414
Total current liabiliities	296,714	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at December 31, 2012 and 125,460,867 shares as at March 31, 2012.	19,262,796	19,262,796
Additional paid-in capital	2,901,618	2,825,571
Accumulated deficit	(20,563,530)	(20,112,481)
Accumulated other comprehensive income	646,622	433,814
Total shareholders' equity	2,247,506	2,409,700
Total liability and equity	$ 2,544,220	$ 2,658,290